Fair Value of Financial Assets and Liabilities (Tables)	6 Months Ended
Jun. 30, 2020
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping	The following table includes the estimated fair value and carrying value of those assets and liabilities.

(in thousands of $)		June 30,		December 31,
		2020		2019
	Fair value hierarchy level	Carrying value of asset (liability)	Fair value asset (liability)	Carrying value of asset (liability)	Fair value asset (liability)
Cash, cash equivalents and restricted cash	Level 1	115,993	115,993	129,098	129,098

Derivative instruments receivable	Level 2	—	—	636	636
Derivative instruments payable	Level 2	(29,771)	(29,771)	(2,371)	(2,371)
Long-term debt*	Level 2	(762,179)	(768,382)	(778,849)	(785,917)
* Carrying value of Long-term debt is shown net of debt issuance costs, while fair value of Long-term debt is shown gross.